SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONVENIENCE TRANSLATION AND PROPERTY AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convenience translation
Noon buying rate (in CNY per dollar)	6.5250	1.00
Optical Fibers
Property and equipment
Estimated useful lives of the assets	20 years
Computer equipment | Minimum
Property and equipment
Estimated useful lives of the assets	3 years
Computer equipment | Maximum
Property and equipment
Estimated useful lives of the assets	15 years
Furniture and fixtures
Property and equipment
Estimated useful lives of the assets	5 years
Motor vehicles
Property and equipment
Estimated useful lives of the assets	10 years
Buildings | Minimum
Property and equipment
Estimated useful lives of the assets	20 years
Buildings | Maximum
Property and equipment
Estimated useful lives of the assets	40 years